Equity - Summary of PSU Activity (Detail) Rate in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2024 Rate	Dec. 31, 2023 Rate	Dec. 31, 2022 Rate
Performance Restricted Share Units (PSUs) | IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		131	184	210
Granted (in shares)	289,183	0	0	0
Forfeited (in shares)		(26)	(53)	(26)
End of period (in shares)		105	131	184
Performance Restricted Share Units (PSUs) | Grant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		85	85	0
Granted (in shares)	84,506	0	0	85
Forfeited (in shares)		(20)	0	0
End of period (in shares)		65	85	85
Performance Restricted Share Units (PSUs) | Grant B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		297	0	0
Granted (in shares)	297,610	0	298	0
Forfeited (in shares)		(37)	(1)	0
End of period (in shares)		260	297	0
Performance Restricted Share Units (PSUs) | Grant C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		0	0	0
Granted (in shares)	2,822,732	2,823	0	0
Forfeited (in shares)		(38)	0	0
End of period (in shares)		2,785	0	0
Restricted Stock Units (“RSUs”) [Member] | Grant C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		0	0	0
Granted (in shares)		544	0	0
Forfeited (in shares)		0	0	0
End of period (in shares)		544	0	0
Restricted Stock Units (“RSUs”) [Member] | Matching program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		0	0	0
Granted (in shares)		924	0	0
Forfeited (in shares)		(16)	0	0
End of period (in shares)		908	0	0